Income taxes (Liability for unrecognized tax benefit and LAT) (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2010 State and Local Jurisdiction [Member]	Dec. 31, 2009 State and Local Jurisdiction [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] State and Local Jurisdiction [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] State and Local Jurisdiction [Member]
Income taxes [Abstract]
Balance			$ 13,824,326	$ 13,152,596	$ 12,756,758	$ 2,667,594
Movement in current year due to foreign exchange rate fluctuation			33,871	671,730	395,838
Movement in current year due to liquidation of the subsidiary			(5,015,958)
Balance			8,842,239	13,824,326	13,152,596
Income Tax [Line Items]
Statutory income tax rate			25.00%			33.00%
Local tax levy							30.00%	0.00%	12.00%		20.00%
LAT Progressive Rate									30.00%	0.80%	60.00%	1.00%
Increase in income tax expense	6,800,000
Tax (liability)	(6,800,000)	(21,400,000)
Tax (benefit) settlement with tax authorities		(4,200,000)
Estimated amount of tax contingency			$ 22,800,000